Right-of-use Assets - Summary of Right-of-use Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 121,731	€ 118,775	€ 117,917
Additions	16,116	18,268	37,557	€ 7,872
Disposals	(2,695)	(3,458)	(1,667)
Business combination			8,252
Depreciation	(15,129)	(32,638)	(32,154)
Impairment losses	446	(2,434)	430
Contract modifications	1,049	21,693	(15,209)
Net foreign exchange differences	(2,421)	1,525	3,649
Ending balance	119,097	121,731	118,775	117,917
Real Estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	121,002	117,830	116,845
Additions	16,001	17,762	37,066
Disposals	(2,695)	(3,309)	(1,667)
Business combination			8,252
Depreciation	(14,870)	(32,065)	(31,604)
Impairment losses	446	(2,434)	430
Contract modifications	1,081	21,704	(15,189)
Net foreign exchange differences	(2,419)	1,514	3,697
Ending balance	118,546	121,002	117,830	116,845
Other [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	729	945	1,072
Additions	115	506	491
Disposals		(149)
Depreciation	(259)	(573)	(550)
Contract modifications	(32)	(11)	(20)
Net foreign exchange differences	(2)	11	(48)
Ending balance	€ 551	€ 729	€ 945	€ 1,072